Subsequent Events (Narrative) (Details) (USD $)		1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2013 item	Jan. 27, 2014 Subsequent Event [Member] Health Management Associates, Inc. [Member]	Dec. 31, 2013 Subsequent Event [Member] Health Management Associates, Inc. [Member]	Jan. 27, 2014 Subsequent Event [Member] Health Management Associates, Inc. [Member] Common Class A [Member] item	Feb. 05, 2014 Subsequent Event [Member] Sharon Regional Health System [Member] item	Dec. 31, 2013 Subsequent Event [Member] Sharon Regional Health System [Member]	Jan. 27, 2014 Credit Facility, Term Loan A [Member] Secured Debt [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Jan. 27, 2014 Credit Facility, New Term Loan A due 2019 [Member] Secured Debt [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Aug. 17, 2012 Credit Facility, Term Loan B, Initial Funding [Member] Secured Debt [Member]	Jan. 27, 2014 Credit Facility, Term Loan B, Initial Funding [Member] Secured Debt [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Jan. 27, 2014 Credit Facility, Term Loan D due 2021 [Member] Secured Debt [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Jan. 27, 2014 Credit Facility, Incremental Term Loan E due 2017 [Member] Secured Debt [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Dec. 31, 2013 Credit Facility, Revolving Credit Loans [Member] Line of Credit [Member]	Jan. 27, 2014 Credit Facility, Revolving Credit Loans maturing 2019, New [Member] Line of Credit [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Dec. 31, 2013 Senior Secured Notes at 5.125, Due 2021 [Member] Senior Secured Notes [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Jan. 27, 2014 Senior Secured Notes at 5.125, Due 2021 [Member] Senior Secured Notes [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Dec. 31, 2013 Senior Notes at 6.875, Due 2022 [Member] Senior Notes [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Jan. 27, 2014 Senior Notes at 6.875, Due 2022 [Member] Senior Notes [Member] Subsequent Event [Member] Health Management Associates, Inc. [Member]	Dec. 31, 2013 Term Loans [Member]	Jan. 27, 2014 Term Loans [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition, Effective Date of Acquisition			Jan. 27, 2014			Feb. 05, 2014
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 7,600,000,000			$ 70,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		3,700,000,000
Payments to Acquire Businesses, Gross, Per Share				$ 10.50
Business Combination Contingent Consideration Arrangements, Contingent Value Right, Number Per Share				1
Business Combination Consideration Transferred Equity Interests Issued, Per Share				0.06942
Business Combination Contingent Consideration Arrangements, Contingent Value Right, Amount Per Share				$ 1.00
Line of Credit Facility, Maximum Borrowing Capacity													750,000,000	1,000,000,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	166,894,000																		152,050,000	112,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	654,867,000																		147,336,000	162,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	488,902,000																		484,836,000	162,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	3,287,695,000																		3,265,862,000	1,822,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,603,565,000																			496,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,231,114,000																			4,521,000,000
Debt Instrument, Face Amount								1,000,000,000			4,602,000,000	1,677,000,000				1,000,000,000		3,000,000,000
Debt Instrument, Interest Rate, Stated Percentage																5.125%		6.875%
Extinguishment of Debt, Amount							$ 637,500,000		$ 1,600,000,000	$ 59,600,000
Debt Instrument, Maturity Date															Aug. 01, 2021		Feb. 01, 2022
Number of licensed beds	19,632				251